Financial structure and financial costs - Analysis by currency and interest rate (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 39,449	$ 40,661	$ 42,159
Percentage of net noncurrent debt	100.00%	100.00%	100.00%
U.S. dollar
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 38,120	$ 38,703	$ 39,963
Percentage of net noncurrent debt	97.00%	95.00%	95.00%
Euro
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 1,103	$ 724	$ 977
Percentage of net noncurrent debt	3.00%	2.00%	2.00%
Norwegian Crown
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 27	$ 975	$ 928
Percentage of net noncurrent debt	0.00%	2.00%	2.00%
Other currencies
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 199	$ 259	$ 291
Percentage of net noncurrent debt	0.00%	1.00%	1.00%
Fixed rate
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 18,139	$ 18,332	$ 11,703
Percentage of net noncurrent debt	46.00%	45.00%	28.00%
Floating rate
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 21,310	$ 22,329	$ 30,456
Percentage of net noncurrent debt	54.00%	55.00%	72.00%